Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–141.97%(a)
Alabama–1.50%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$1,000	$986,418
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	2,925	2,520,196
Series 2008, RB(b)	2.00%	01/01/2060	195	10,355
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	919	932,365
				4,449,334
Arizona–1.80%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2022, RB(c)	5.25%	07/01/2052	1,700	1,608,787
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,253,915
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools);
Series 2020, Ref. RB(c)	5.50%	05/01/2040	1,500	1,502,821
Series 2020, Ref. RB(c)	5.75%	05/01/2050	1,000	1,000,033
				5,365,556
Arkansas–0.51%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(d)	5.45%	09/01/2052	1,500	1,521,577
California–20.88%
California (State of); Series 2023, GO Bonds(e)	5.25%	09/01/2053	4,000	4,268,381
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(e)	5.00%	05/01/2045	3,000	3,518,556
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(f)	5.25%	11/01/2052	1,250	1,259,829
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(c)(d)	5.00%	07/01/2037	1,000	1,000,109
California (State of) Public Finance Authority (Sunrise of Long Beach);
Series 2025, RB(c)	6.50%	06/01/2055	1,500	1,585,076
Series 2025, RB(c)	6.63%	06/01/2065	1,500	1,592,634
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(c)	6.75%	06/01/2045	680	680,455
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,000	1,000,364
Series 2014, RB	5.50%	12/01/2054	2,000	2,000,429
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	750	764,002
Series 2006 A, RB(g)	0.00%	06/01/2046	10,000	2,610,108
Series 2006 C, RB(c)(g)	0.00%	06/01/2055	25,000	1,566,763
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	820	820,204
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	11,800	1,179,956
Long Beach (City of), CA Finance Authority; Series 2023, RB(e)	4.00%	08/01/2053	10,000	9,239,116
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(g)	0.00%	08/01/2039	8,000	5,020,558
Regents of the University of California Medical Center; Series 2022, RB(e)(h)	4.00%	05/15/2053	10,740	9,974,240
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(g)	0.00%	06/01/2036	2,000	1,148,466
Series 2007 A, RB(g)	0.00%	06/01/2041	5,000	1,912,658
Southern California Logistics Airport Authority; Series 2008 A, RB(g)	0.00%	12/01/2044	18,085	6,463,196
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(g)	0.00%	06/01/2054	3,500	647,173
Ventura Unified School District (Election of 2022); Series 2022 A, GO Bonds(e)	4.00%	08/01/2048	4,000	3,857,532
				62,109,805
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–11.83%
Chaparral Pointe Metropolitan District; Series 2021, GO Bonds(c)	5.00%	12/01/2051	$1,350	$1,154,957
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2025 A, Ref. RB(c)	8.75%	05/15/2058	2,000	1,988,227
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2020 A, RB(e)	4.00%	05/15/2052	9,900	8,890,276
Colorado State University Research Foundation (The Prospect); Series 2025 A, RB(c)	5.38%	03/01/2055	2,000	1,970,353
Dawson Trails Metropolitan District No. 1;
Series 2025 B, GO Bonds(i)(j)	9.25%	06/02/2026	2,000	2,060,301
Series 2026, Ref. GO Bonds(g)	0.00%	12/01/2033	5,000	3,009,150
Denver (City & County of), CO;
Series 2022, RB(d)(e)(h)	5.00%	11/15/2042	1,000	1,055,366
Series 2022, RB(d)(e)(h)	5.75%	11/15/2045	2,000	2,172,588
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	2,257	2,324,659
East Bay Municipal Utility District; Series 2022, GO Bonds	6.50%	12/01/2052	2,600	2,600,839
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	260	260,050
Haymeadow Metropolitan District No. 1; Series 2025, GO Bonds	8.38%	12/15/2049	1,185	1,189,086
Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(b)	5.75%	12/01/2049	1,000	978,399
Palisade Metropolitan District No. 2; Series 2024, Ref. RB(b)(c)	5.88%	12/15/2054	500	491,934
Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,294	1,949,146
Ritoro Metropolitan District; Series 2025, Ref. GO Bonds	6.25%	12/15/2057	590	589,962
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	1,500	1,469,802
Verve Metropolitan District No. 1; Series 2021, Ref. GO Bonds	5.00%	12/01/2036	525	516,839
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(c)	6.50%	12/01/2050	500	515,541
				35,187,475
Connecticut–0.57%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(k)	5.13%	10/01/2036	5,310	637,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	1,000	1,059,965
				1,697,165
Delaware–0.33%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(c)	5.25%	07/01/2048	995	988,138
District of Columbia–2.09%
Metropolitan Washington Airports Authority; Series 2023 A, Ref. RB(d)(e)(h)	5.25%	10/01/2048	6,000	6,212,011
Florida–15.56%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB (Acquired 02/26/2014-06/30/2014; Cost $275,738)(k)(l)	6.38%	11/15/2049	279	4,188
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	1,075	904,913
Broward (County of), FL; Series 2023, RB(e)	5.50%	01/01/2055	12,365	12,981,992
Capital Projects Finance Authority (Kissimmee Charter Academy);
Series 2024, RB(c)	6.50%	06/15/2054	550	562,813
Series 2024, RB(c)	6.63%	06/15/2059	445	457,534
Capital Projects Finance Authority (Millenia Orlando); Series 2025 A, RB(c)	6.38%	01/01/2040	2,000	2,132,207
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	600	547,819
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 08/14/2019; Cost $102,052)(c)(k)(l)	6.75%	12/01/2035	100	12,000
Series 2015, RB (Acquired 12/02/2015; Cost $988,260)(c)(k)(l)	7.00%	12/01/2045	1,000	120,000
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(c)	6.63%	06/15/2054	1,000	1,003,473
Capital Trust Authority (KIPP Miami N Campus);
Series 2024 A, RB(c)	6.00%	06/15/2054	650	664,547
Series 2024 A, RB(c)	6.13%	06/15/2060	800	818,181
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(c)(d)(j)(k)	12.00%	07/15/2028	2,000	560,000
Series 2024, Ref. RB (Acquired 06/17/2025; Cost $983,027) (INS - AGI)(d)(f)(l)	5.25%	07/01/2053	1,000	993,219
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, Ref. RB (Acquired 06/24/2025; Cost $1,886,658)(d)(l)	5.00%	07/01/2038	2,000	1,420,000
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(c)(j)	6.25%	06/15/2028	2,140	2,142,801
Florida Development Finance Corp. (River City Science Academy); Series 2021, RB	4.00%	07/01/2045	1,200	1,019,348
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(c)	5.38%	07/15/2038	1,300	1,290,598
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR(c)	5.75%	06/15/2042	$1,200	$1,200,202
Manatee (County of), FL; Series 2023, Ref. RB(e)	4.00%	10/01/2053	10,000	8,913,935
Miami-Dade (County of), FL;
Series 2009, RB(g)	0.00%	10/01/2042	7,900	3,995,529
Series 2017 B, Ref. RB(d)(e)(h)	5.00%	10/01/2040	2,000	2,027,812
Seminole (County of), FL; Series 2022, RB(e)	5.00%	10/01/2052	2,430	2,496,382
				46,269,493
Idaho–0.40%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,175,925
Illinois–5.53%
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,230	1,240,367
Chicago (City of), IL Board of Education;
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2040	1,665	1,498,903
Series 2023 A, GO Bonds	6.00%	12/01/2049	1,000	1,027,170
Illinois (State of);
Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,054,401
Series 2021 A, GO Bonds	5.00%	03/01/2046	500	509,674
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(c)	6.00%	12/01/2045	1,000	1,000,342
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	2,575	2,412,626
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(e)(h)	5.00%	08/15/2051	5,375	5,406,322
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	775,386
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	1,500	1,510,563
				16,435,754
Indiana–2.20%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(c)	5.90%	07/01/2038	1,000	1,000,114
Series 2018 A, Ref. RB(c)	6.00%	07/01/2048	1,000	992,325
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	3,500	3,506,133
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	1,000	1,038,970
				6,537,542
Iowa–0.96%
Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,153,899
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2065	11,700	1,704,935
				2,858,834
Kentucky–0.75%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB	6.88%	07/01/2046	2,000	2,241,498
Louisiana–0.25%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	751,818
Maine–3.60%
Maine Health & Higher Educational Facilities Authority; Series 2023, RB (INS - AGI)(e)(f)(h)	4.75%	07/01/2053	10,660	10,699,026
Massachusetts–7.30%
Massachusetts (Commonwealth of);
Series 2025, GO Bonds(e)	5.00%	05/01/2053	10,020	10,340,365
Series 2025, GO Bonds(e)	5.00%	08/01/2053	9,480	9,828,519
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(e)	5.50%	07/01/2032	505	587,607
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2057	1,000	965,475
				21,721,966
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–0.41%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	$635	$607,878
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2046	2,705	603,215
				1,211,093
Minnesota–2.33%
Coon Rapids (City of), MN (Athlos Leadership Academy); Series 2025, Ref. RB	6.50%	06/15/2065	3,000	3,023,381
Ramsey (City of), MN (Pact Charter School); Series 2022 A, Ref. RB	5.00%	06/01/2032	1,500	1,513,245
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,000,637
Shakopee (City of), MN; Series 2025, Ref. RB	5.63%	11/01/2045	800	828,396
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2038	545	566,253
				6,931,912
Missouri–3.18%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(m)	5.50%	04/01/2027	574	143,512
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	2,250	2,264,124
Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,192,410
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village);
Series 2016 A, RB	5.00%	08/15/2046	2,000	1,946,836
Series 2018 A, Ref. RB	5.00%	08/15/2042	855	859,641
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(e)	5.13%	05/01/2052	1,500	1,546,562
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,498,469
				9,451,554
Nevada–1.16%
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(c)(d)(j)	12.00%	11/02/2026	2,165	1,212,400
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(c)	5.75%	06/01/2047	1,550	1,587,005
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(c)(g)	0.00%	07/01/2058	4,000	651,581
				3,450,986
New Jersey–3.46%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	705	705,905
Series 2012, RB(d)	5.75%	09/15/2027	705	706,228
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(c)	6.30%	10/01/2049	1,200	1,200,583
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,245	2,420,867
New Jersey (State of) Transportation Trust Fund Authority; Series 2023, RB(e)(h)	5.25%	06/15/2050	5,000	5,253,357
				10,286,940
New York–14.60%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(g)	0.00%	07/15/2035	1,475	1,031,712
Series 2009, RB(g)	0.00%	07/15/2046	10,000	3,786,745
Monroe County Industrial Development Corp. (Social Bonds); Series 2022, RB(c)	6.00%	07/01/2057	1,000	1,000,208
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(g)(m)	0.00%	01/01/2058	1,479	0
New York (City of), NY Transitional Finance Authority; Series 2022, RB(e)	5.25%	11/01/2048	5,000	5,244,615
New York (State of) Dormitory Authority;
Series 2018 E, RB(e)	5.00%	03/15/2046	2,250	2,298,731
Series 2025, RB(e)(h)	5.50%	07/01/2054	13,000	14,065,696
New York Counties Tobacco Trust IV; Series 2010 A, RB(c)	6.25%	06/01/2041	982	969,412
New York Counties Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	8,100	1,259,131
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	1,951,327
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(c)	7.25%	11/15/2044	3,000	3,004,518
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds); Series 2025, RB (INS - AGI)(d)(f)	5.50%	06/30/2059	3,000	3,105,705
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(e)(h)	5.00%	07/01/2046	$1,750	$1,749,991
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	1,917,142
Ulster (County of), NY Capital Resource Corp. (Woodland Pond At New Paltz); Series 2025, RB(c)	5.88%	09/15/2059	1,000	1,007,036
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(d)	7.00%	06/01/2046	1,000	1,031,771
				43,423,740
North Carolina–0.42%
North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,261,907
Ohio–3.81%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,750	1,399,298
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	11,600	775,177
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2052	2,000	1,883,020
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,404,775
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	3,075	3,074,955
Series 2013, RB	5.00%	02/15/2048	1,000	955,382
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(c)(d)	5.00%	07/01/2049	2,000	1,837,132
				11,329,739
Oklahoma–0.00%
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(k)	7.00%	11/01/2051	666	4,226
Pennsylvania–4.00%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(d)	6.00%	06/30/2061	1,250	1,323,276
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	3,000	3,105,518
Philadelphia Authority for Industrial Development; Series 2025, RB(e)	5.25%	07/01/2049	7,000	7,462,302
				11,891,096
Puerto Rico–6.39%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	245	248,718
Series 2002, RB	5.63%	05/15/2043	1,000	1,014,010
Series 2005 A, RB(g)	0.00%	05/15/2050	23,000	4,798,777
Puerto Rico (Commonwealth of); Subseries 2022, RN(g)	0.00%	11/01/2043	509	351,945
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB(k)	5.00%	07/01/2037	495	364,444
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 01/08/2020-03/25/2024; Cost $86,151)(l)	6.63%	01/01/2027	82	81,338
Series 2023 A, RB (Acquired 01/08/2020-03/25/2024; Cost $693,943)(l)	6.63%	01/01/2028	622	619,439
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2046	24,150	8,815,141
Series 2018 A-1, RB(g)	0.00%	07/01/2051	10,062	2,702,415
				18,996,227
Tennessee–2.86%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	884,859
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(e)	6.00%	12/01/2054	5,000	5,467,144
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(c)	5.50%	09/01/2047	1,600	1,425,515
Series 2016 A, Ref. RB(c)	5.00%	09/01/2031	750	714,956
				8,492,474
Texas–8.56%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(c)	5.88%	06/15/2065	1,000	1,012,621
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(c)	5.75%	06/01/2043	1,500	1,538,686
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB (Acquired 12/17/2019; Cost $83,261)(d)(k)(l)	7.00%	03/01/2039	$80	$2,800
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	1,500	1,551,210
Series 2025 A, RB	6.50%	10/01/2060	1,000	1,031,295
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	600	600,267
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	1,050	961,859
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,336,489
North Texas Tollway Authority; Series 2011 B, RB(g)(i)(j)	0.00%	09/01/2031	7,000	3,773,177
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	449,992
San Antonio (City of), TX; Series 2023 A, Ref. RB(e)	5.50%	02/01/2050	5,750	6,150,226
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016, RB	5.00%	11/15/2046	1,610	1,603,747
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	1,005,262
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,004,781)(k)(l)	6.38%	02/15/2052	1,000	812,500
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	659	575,468
Texas (State of) Water Development Board;
Series 2022, RB(e)	4.80%	10/15/2052	2,000	2,020,242
Series 2022, RB(e)	5.00%	10/15/2057	1,000	1,028,797
				25,454,638
Utah–2.44%
Salt Lake City (City of), UT; Series 2017 A, RB(d)(e)(h)	5.00%	07/01/2047	3,000	3,009,588
Utah (State of) Charter School Finance Authority (Wallace Stegner Academy); Series 2022 A, RB(c)	5.75%	06/15/2052	3,000	2,919,221
Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB(c)	6.25%	12/01/2054	1,298	1,333,017
				7,261,826
Virginia–0.57%
Ballston Quarter Community Development Authority; Series 2016 A-2, RB(b)	7.13%	03/01/2059	902	843,221
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	855,247
				1,698,468
Washington–5.48%
Seattle (Port of), WA; Series 2025, RB(d)(e)	5.50%	10/01/2050	10,000	10,657,994
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2058	1,225	1,216,299
Washington (State of) Housing Finance Commission; Series 2025, Ref. RB	6.25%	01/01/2056	2,500	2,565,273
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(c)	5.00%	01/01/2051	2,000	1,862,353
				16,301,919
West Virginia–0.74%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(c)(k)(m)	5.75%	06/01/2042	1,495	1,131,441
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (Acquired 09/28/2017; Cost $983,963)(c)(l)	5.75%	06/01/2043	1,000	1,010,840
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(c)(d)(k)	7.25%	02/01/2036	750	2,700
Series 2018, RB(c)(d)(k)	8.75%	02/01/2036	240	57,600
				2,202,581
Wisconsin–5.50%
Public Finance Authority (Explore Academy Albuquerque); Series 2026, Ref. RB(c)	6.88%	04/01/2051	1,000	977,966
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority;
Series 2023 A, Ref. RB(c)	6.25%	10/01/2053	$1,000	$1,022,058
Series 2023 B, RB(c)(g)	0.00%	07/01/2062	2,000	1,630,000
Series 2025, RB(c)	7.00%	07/01/2055	1,000	1,009,633
Series 2025, RB(d)	6.50%	06/30/2060	2,000	2,227,531
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $1,965,676)(c)(k)(l)	6.85%	10/01/2047	2,000	200,000
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2022, RB(c)	5.88%	06/01/2052	1,150	1,117,352
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $982,664)(c)(k)(l)	6.85%	11/01/2046	1,000	350,000
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)(k)	6.25%	01/01/2038	1,000	450,000
Wisconsin (State of) Public Finance Authority (Midtown); Series 2025, RB(c)(g)	0.00%	12/15/2034	3,158	1,896,283
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)	7.25%	06/01/2035	2,500	2,581,174
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(c)	6.25%	07/15/2053	475	489,284
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	660,127
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(c)	5.00%	06/15/2057	2,000	1,738,781
				16,350,189
Total Municipal Obligations (Cost $423,162,975)				422,224,432
U.S. Dollar Denominated Bonds & Notes–0.37%
Texas–0.37%
AM BidCo Holdings LLC (Cost $1,084,682)(m)	3.68%	10/21/2027	1,085	1,084,682
			Shares
Common Stocks & Other Equity Interests–0.21%
AM BidCo Holdings LLC(m)			58	603,439
BL Train Holdings West LLC; Wts. expiring 11/26/2035(m)			18,000	31,500
Total Common Stocks & Other Equity Interests (Cost $583,200)				634,939

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $0)(g)(m)			14,419	0
TOTAL INVESTMENTS IN SECURITIES(n)–142.55% (Cost $424,830,857)				423,944,053
FLOATING RATE NOTE OBLIGATIONS–(43.54)%
Notes with interest and fee rates ranging from 2.10% to 2.97% at 05/31/2026 and contractual maturities of collateral ranging from 07/01/2032 to 10/15/2057(o)				(129,490,000)
OTHER ASSETS LESS LIABILITIES–0.99%				2,954,054
NET ASSETS–100.00%				$297,408,107
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $71,797,671, which represented 24.14% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Trust.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $45,261,280. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $4,709,099, which represented 1.58% of the Trust’s Net Assets.

(l)	Restricted security. The aggregate value of these securities at May 31, 2026 was $5,626,324, which represented 1.89% of the Trust’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the
Trust’s investments with a value of $178,425,271 are held by TOB Trusts and serve as collateral for the $129,490,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$420,949,479	$1,274,953	$422,224,432
U.S. Dollar Denominated Bonds & Notes	—	—	1,084,682	1,084,682
Common Stocks & Other Equity Interests	—	—	634,939	634,939
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	420,949,479	2,994,574	423,944,053
Other Investments - Assets
Investments Matured	—	1,782,375	—	1,782,375
Total Investments	$—	$422,731,854	$2,994,574	$425,726,428
Invesco Municipal Income Opportunities Trust